Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	29
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$131,196,349.47	0.3043999	$107,587,732.53	0.2496235	$23,608,616.94
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$400,356,349.47	0.2663431	$376,747,732.53	0.2506371	$23,608,616.94

Weighted Avg. Coupon (WAC)	3.52%		3.53%
Weighted Avg. Remaining Maturity (WARM)	30.74		29.98
Pool Receivables Balance	$430,304,347.47		$406,201,384.62
Remaining Number of Receivables	45,775		43,451

Adjusted Pool Balance	$423,074,325.46		$399,465,708.52

III. COLLECTIONS

Principal:
Principal Collections	$23,522,085.77
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$464,534.57
Total Principal Collections	$23,986,620.34

Interest:
Interest Collections	$1,225,553.73
Late Fees & Other Charges	$59,242.22
Interest on Repurchase Principal	$-
Total Interest Collections	$1,284,795.95

Collection Account Interest	$2,605.37
Reserve Account Interest	$399.55
Servicer Advances	$-

Total Collections	$25,274,421.21

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	29
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$25,274,421.21
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$25,274,421.21

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$358,586.96	$-	$358,586.96	$358,586.96
Collection Account Interest					$2,605.37
Late Fees & Other Charges					$59,242.22
Total due to Servicer					$420,434.55

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$77,624.51		$77,624.51
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$218,763.59		$218,763.59	$218,763.59

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$24,475,162.90

9. Regular Principal Distribution Amount:					$23,608,616.94

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$23,608,616.94
Class A-4 Notes				$-
Class A Notes Total:		$23,608,616.94		$23,608,616.94
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$23,608,616.94		$23,608,616.94

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					866,545.96

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$7,230,022.01
Beginning Period Amount	$7,230,022.01
Current Period Amortization	$494,345.91
Ending Period Required Amount	$6,735,676.10
Ending Period Amount	$6,735,676.10
Next Distribution Date Required Amount	$6,266,611.70

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	November 2015
Distribution Date	12/15/15
Transaction Month	29
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	5.37%	5.69%	5.69%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.14%	42,643	97.42%	$395,725,436.08
30 - 60 Days	1.47%	639	2.02%	$8,216,297.99
61 - 90 Days	0.32%	140	0.46%	$1,867,300.51
91-120 Days	0.07%	29	0.10%	$392,350.04
121 + Days	0.00%	0	0.00%	$-
Total		43,451		$406,201,384.62

Delinquent Receivables 30+ Days Past Due
Current Period	1.86%	808	2.58%	$10,475,948.54
1st Preceding Collection Period	1.66%	761	2.36%	$10,173,515.98
2nd Preceding Collection Period	1.64%	785	2.38%	$10,859,998.02
3rd Preceding Collection Period	1.60%	787	2.29%	$11,094,119.75
Four-Month Average	1.69%		2.40%

Repossession in Current Period		27		$361,236.45
Repossession Inventory		94		$273,636.92

Current Charge-Offs
Gross Principal of Charge-Offs				$580,877.08
Recoveries				$(464,534.57)
Net Loss				$116,342.51

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.32%

Average Pool Balance for Current Period				$418,252,866.04

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.33%
1st Preceding Collection Period				0.38%
2nd Preceding Collection Period				0.38%
3rd Preceding Collection Period				0.66%
Four-Month Average				0.44%
Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		48	1,972	$31,634,087.74
Recoveries		53	1,750	$(18,135,886.16)
Net Loss				$13,498,201.58
Cumulative Net Loss as a % of Initial Pool Balance				0.87%

Net Loss for Receivables that have experienced a Net Loss *		38	1,722	$13,565,653.09
Average Net Loss for Receivables that have experienced a Net Loss				$7,877.85

Principal Balance of Extensions				$1,994,086.47
Number of Extensions				141

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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